Stock-based Compensation - Unvested Share-based Compensation, by Exercise Price (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Unvested Shares	422,407	22,135
Stock option compensation not yet recognized	$ 2,683	$ 404
Share based compesation cost recognition period	3 years 2 months 12 days	1 year 9 months 18 days
Intrinsic value of options exercised	$ 11	$ 6
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share	$ 6.77
Number of Unvested Shares	8,000
Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share	$ 7.70
Number of Unvested Shares	0
Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share	$ 8.03
Number of Unvested Shares	0
Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share	$ 8.73
Number of Unvested Shares	31,620
Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share	$ 9.64
Number of Unvested Shares	367,127
Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share	$ 10.81
Number of Unvested Shares	15,660
Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share		$ 20.40
Number of Unvested Shares		563
Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share		$ 24.48
Number of Unvested Shares		7,318
Exercise Price Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share		$ 25.50
Number of Unvested Shares		0
Exercise Price Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share		$ 25.91
Number of Unvested Shares		0
Exercise Price Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share		$ 30.60
Number of Unvested Shares		4,307
Exercise Price Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share		$ 55.08
Number of Unvested Shares		9,947